Annual Total Returns [BarChart] - LVIP American Growth Fund - Service Class II	May 01, 2021
Bar Chart Table:
2011	(4.68%)
2012	17.45%
2013	29.65%
2014	8.13%
2015	6.47%
2016	9.10%
2017	27.83%
2018	(0.64%)
2019	30.30%
2020	51.55%